DIVIDENDS PAID OR PROVIDED FOR (Details) - USD ($)	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
DIVIDENDS PAID OR PROVIDED FOR [Abstract]
Dividends paid	$ 0	$ 0
Dividend provided	$ 0	$ 0